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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [ ]    Amendment Number: ____________
This Amendment (Check only one.): [ ]    is a restatement
                                  [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Corriente Advisors, LLC
Address: 201 Main Street
         Suite 1800
         Fort Worth, Texas 76102

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chad Fahlberg
Title: Chief Compliance Officer
Phone: (817) 870-0455

Signature, Place, and Date of Signing:


/s/ Chad Fahlberg                     Fort Worth, TX         February 14, 2008
----------------------------      ---------------------    ---------------------
  (Signature)                          (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        15
Form 13F Information Table Value Total:   182,564 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
           --------            ---------------- --------- -------- ---------------------- ---------- -------- ---------------------
                                   Title of                 Value   Shrs or          Put  Investment   Other     VOTING AUTHORITY
        Name of Issuer              CLASS         CUSIP    (X1000)  PRN AMT  SH/PRN /Call DISCRETION MANAGERS    Sole   Shared None
        --------------         ---------------- --------- -------- --------- ------ ----- ---------- -------- --------- ------ ----
AspenBio Pharma, Inc.                 COM       045346103    22072 2,531,244   SH    N/A     SOLE        0    2,531,244    0     0
Bauer Eddie Holdings, Inc.            COM       071625107     3534   556,500   SH    N/A     SOLE        0      556,500    0     0
Express Jet Holdings, Inc.           CL A       30218U108     8419 3,394,764   SH    N/A     SOLE        0    3,394,764    0     0
Genesco, Inc.                         COM       371532102    22865   604,896   SH    N/A     SOLE        0      604,896    0     0
Genitope Corp.                        COM       37229P507     1713 2,314,804   SH    N/A     SOLE        0    2,314,804    0     0
Immersion Corp.                       COM       452521107     8754   675,952   SH    N/A     SOLE        0      675,952    0     0
Jones Apparel Group, Inc.             COM       480074103    13109   819,801   SH    N/A     SOLE        0      819,801    0     0
Key Energy Services, Inc.             COM       492914106    20773 1,443,550   SH    N/A     SOLE        0    1,443,550    0     0
Magna Entertainment Corp.            CL A       559211107     2798 2,884,806   SH    N/A     SOLE        0    2,884,806    0     0
North American Palladium, Ltd.        COM       656912102    10688 2,914,197   SH    N/A     SOLE        0    2,914,197    0     0
North American Palladium, Ltd. *W EXP 12/13/200 656912110      900 1,250,000   SH    N/A     SOLE        0    1,250,000    0     0
TIVO, Inc.                            COM       888706108     2798   335,436   SH    N/A     SOLE        0      335,436    0     0
TRICO Marine Services, Inc.         COM NEW     896106200     5087   137,419   SH    N/A     SOLE        0      137,419    0     0
U S Energy Corp. WYO                  COM       911805109     8948 2,105,339   SH    N/A     SOLE        0    2,105,339    0     0
USEC, Inc.                            COM       90333E108    50106 5,567,282   SH    N/A     SOLE        0    5,567,282    0     0